Expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization	R$ 23,078	R$ 23,222	R$ 15,027
Personnel expenses	48,762	30,621	26,836
Expenses with service provider	111,596	57,293	56,478
Leasing	21,315	8,488	11,817
Cost of agricultural products	137,724	130,188	50,024
Freight and storage	9,608	7,731	5,025
Allowance for doubtful accounts	(530)	133	516
Sale of farm	35		8
Maintenance, travel expenses and others	16,974	15,675	8,248
Total	368,562	273,351	173,979
General and administrative expenses [member]
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization	584	816	701
Personnel expenses	28,679	24,133	21,199
Expenses with service provider	3,449	4,279	3,772
Leasing	803	689	728
Cost of agricultural products
Freight and storage
Allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	5,297	5,028	4,541
Total	38,812	34,945	30,941
Selling expenses [member]
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization
Personnel expenses	1,423	2,223	1,058
Expenses with service provider
Leasing
Cost of agricultural products
Freight and storage	9,608	7,731	5,025
Allowance for doubtful accounts	(530)	133	516
Sale of farm	35		8
Maintenance, travel expenses and others			69
Total	10,536	10,087	6,676
Cost of products sold [member]
IncomeStatementLocationsLineItems [Line Items]
Depreciation and amortization	22,494	22,406	14,326
Personnel expenses	18,660	4,265	4,579
Expenses with service provider	108,147	53,014	52,706
Leasing	20,512	7,799	11,089
Cost of agricultural products	137,724	130,188	50,024
Freight and storage
Allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	11,677	10,647	3,638
Total	R$ 319,214	R$ 228,319	R$ 136,362